Accounts Receivable - Schedule of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (56)	$ (46)
Write-offs	25	15
Additions to allowance for doubtful accounts	(32)	(25)
Allowance for doubtful accounts – ending	$ (63)	$ (56)